Document and Entity Information	Nov. 06, 2019
Document And Entity Information [Line Items]
Entity Address, State or Province	TN
Entity Address, Address Line One	5501 VIRGINIA WAY
Amendment Flag	false
Entity Central Index Key	0001070985
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	CoreCivic, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-16109
Entity Tax Identification Number	62-1763875
Entity Address, City or Town	BRENTWOOD
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	263-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CXW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, State or Province	TN
Entity Address, Address Line One	10 Burton Hills Blvd.
Entity Address, Postal Zip Code	37215